Share-based compensation (Details)			12 Months Ended									1 Months Ended		0 Months Ended	12 Months Ended						0 Months Ended	12 Months Ended					0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Non-vested shares USD ($)	Dec. 31, 2012 Non-vested shares CNY	Dec. 31, 2011 Non-vested shares USD ($)	Dec. 31, 2011 Non-vested shares CNY	Dec. 31, 2010 Non-vested shares USD ($)	Dec. 31, 2010 Non-vested shares CNY	Apr. 15, 2009 Non-vested shares USD ($)	Apr. 15, 2009 Non-vested shares CNY	Dec. 31, 2012 Vested shares USD ($)	May 31, 2009 2006 Share Incentive Plan item	Nov. 13, 2006 2006 Share Incentive Plan	May 07, 2009 2006 Share Incentive Plan Share options	Dec. 31, 2012 2006 Share Incentive Plan Share options USD ($)	Dec. 31, 2012 2006 Share Incentive Plan Share options CNY	Dec. 31, 2011 2006 Share Incentive Plan Share options USD ($)	Dec. 31, 2011 2006 Share Incentive Plan Share options CNY	Dec. 31, 2010 2006 Share Incentive Plan Share options USD ($)	Dec. 31, 2010 2006 Share Incentive Plan Share options CNY	May 07, 2009 2006 Share Incentive Plan Non-vested shares	Dec. 31, 2012 2006 Share Incentive Plan Non-vested shares	Dec. 31, 2011 2006 Share Incentive Plan Non-vested shares	Dec. 31, 2010 2006 Share Incentive Plan Non-vested shares	Dec. 31, 2012 2006 Share Incentive Plan Non-vested shares Minimum	Dec. 31, 2012 2006 Share Incentive Plan Non-vested shares Maximum	May 07, 2009 2006 Share Incentive Plan Vested shares	Jul. 31, 2008 2008 Share Incentive Plan	Dec. 31, 2012 2008 Share Incentive Plan Non-vested shares
Share-based compensation
Share authorized for issuance under the share incentive plan													12,000,000															6,250,000
Summary of share options granted
Total number of share options granted																			978,000	978,000
Weighted average exercise price per share (US$/share)																			$ 4.55
Weighted average vesting period																			3 years	3 years
Terms of the award																									3 years	5 years			5 years
Weighted average contractual life																			6 years	6 years
Weighted average grant-date fair value per option (in CNY and dollars per share)																			$ 2.35	15.51
Aggregate fair value of options granted during the period																				15,169,000
Weight average assumptions used in determining the fair value of the share options granted
Expected term																			4 years 6 months	4 years 6 months
Expected volatility (as a percent)																			64.73%	64.73%
Expected dividend (as a percent)																			0.00%	0.00%
Risk-free rate, minimum (as a percent)																			0.75%	0.75%
Risk-free rate, maximum (as a percent)																			1.41%	1.41%
Stock option activity, Number of options
Balance at the beginning of the period (in shares)															857,700	857,700	978,000	978,000
Granted (in shares)																			978,000	978,000
Exercised (in shares)															0	0	(800)	(800)	0	0
Forfeited (in shares)															(128,000)	(128,000)	(119,500)	(119,500)
Balance at the end of the period (in shares)															729,700	729,700	857,700	857,700	978,000	978,000
Vested and expected to vest (in shares)															654,543	654,543
Exercisable at the end of the period (in shares)															296,200	296,200
Stock option activity, Weighted average exercise price
Balance at the beginning of the period (in dollars per share)															$ 4.55		$ 4.55
Granted (in dollars per share)																			$ 4.55
Exercised (in dollars per share)																	$ 4.55
Forfeited (in dollars per share)															$ 4.55		$ 4.55
Balance at the end of the period (in dollars per share)															$ 4.55		$ 4.55		$ 4.55
Vested and expected to vest (in dollars per share)															$ 4.55
Exercisable at the end of the period (in dollars per share)															$ 4.55
Stock option activity, Weighted average remaining contractual term
Balance at the end of the period															2 years 8 months 1 day	2 years 8 months 1 day
Vested and expected to vest at the end of the period															2 years 8 months 1 day	2 years 8 months 1 day
Exercisable at the end of the period															2 years 8 months 1 day	2 years 8 months 1 day
Aggregate intrinsic value
Balance at the end of the period															(383,000)
Vested and expected to vest at the end of the period															(344,000)
Exercisable at the end of the period															(156,000)
Additional disclosures
Fair value of share options vested															577,000	3,596,000		4,899,000
Intrinsic value of options exercised																	300	2,000
Unrecognized compensation cost related to share options															920,000	5,734,000
Weighted average period for recognition of unrecognized compensation cost			4 years 6 months 14 days	4 years 6 months 14 days											2 years 8 months 1 day	2 years 8 months 1 day
Par value required to be paid by holders upon exercise of non-vested shares (in dollars per share)	$ 0.01	$ 0.01							$ 0.01	0.06
Number of directors and employees opting for the share option exchange program												154
Number of options tendered under the share option exchange program														9,802,400
Number of shares granted in exchange of options under share option exchange program																					2,916,028						1,833,990
Number of non-vested shares exercised			213,388	213,388	243,870	243,870	518,322	518,322
Non-vested shares activity, Number of non-vested shares
Balance at the beginning of the period (in shares)			1,000,426	1,000,426	1,920,426	1,920,426	2,056,830	2,056,830
Granted (in shares)			6,140,000	6,140,000	364,000	364,000	870,000	870,000														4,140,000	364,000	870,000					2,000,000
Vested (in shares)			(378,346)	(378,346)	(1,035,452)	(1,035,452)	(993,068)	(993,068)
Forfeited (in shares)			(96,988)	(96,988)	(248,548)	(248,548)	(13,336)	(13,336)
Balance at the end of the period (in shares)			6,665,092	6,665,092	1,000,426	1,000,426	1,920,426	1,920,426
Vested but not exercised (in shares)											3,683,152
Non-vested shares activity, Weighted average grant-date fair value
Balance at the beginning of the period (in dollars per share)			$ 4.94		$ 3.90		$ 3.44
Granted (in dollars per share)			$ 3.84		$ 5.96		$ 4.48
Vested (in dollars per share)			$ 4.83		$ 3.64		$ 3.47
Forfeited (in dollars per share)			$ 4.53		$ 3.78		$ 3.38
Balance at the end of the period (in dollars per share)			$ 3.94		$ 4.94		$ 3.90
Vested but not exercised (in dollars per share)											$ 3.59
Additional disclosures
Fair value of non-vested shares vested			1,653,000	10,296,000		30,727,000		33,759,000
Unrecognized compensation cost related to non-vested shares			$ 23,657,000	147,385,000
Vested (in shares)																			0	0